FINANCIAL INSTRUMENTS (Summary of hedged items) (Details) - Cash flow hedges - USD ($) $ in Thousands	Jan. 01, 2023	Jan. 02, 2022
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	$ 0	$ 0
Financial liabilities, carrying value	0	0
Change in value used for calculating hedge ineffectiveness	9,845	64,809
Cash flow hedge reserve (AOCI)	(9,845)	(64,809)
Foreign currency risk | Forecast sales
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	0	0
Financial liabilities, carrying value	0	0
Change in value used for calculating hedge ineffectiveness	(1,359)	2,554
Cash flow hedge reserve (AOCI)	1,359	(2,554)
Foreign currency risk | Forecast expenses
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	0	0
Financial liabilities, carrying value	0	0
Change in value used for calculating hedge ineffectiveness	(750)	4
Cash flow hedge reserve (AOCI)	750	(4)
Commodity risk | Forecast purchases
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	0	0
Financial liabilities, carrying value	0	0
Change in value used for calculating hedge ineffectiveness	(4,112)	64,813
Cash flow hedge reserve (AOCI)	4,112	(64,813)
Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	0	0
Financial liabilities, carrying value	0	0
Change in value used for calculating hedge ineffectiveness	16,066	(2,562)
Cash flow hedge reserve (AOCI)	$ (16,066)	$ 2,562